Shareholder Report, Line Graph (Details) 197605_Reinhart Midcap PMV Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Investor Class
Account Value [Line Items]
Accumulated Value	$ 16,839	$ 16,434	$ 14,239	$ 15,781	$ 15,558	$ 10,361	$ 11,599	$ 12,325	$ 10,950	$ 10,000	$ 17,797
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	31,578	27,916	21,880	21,444	22,264	15,471	13,880	13,542	11,769	10,000	$ 40,876
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Value Total Return
Accumulated Value	$ 21,139	$ 19,937	$ 16,122	$ 17,813	$ 17,823	$ 11,380	$ 12,225	$ 12,486	$ 11,527	$ 10,000	$ 26,892